Pre-Tax (Loss)/Income from Continuing Operations Before Impairment of Investments in Equity Investees and Share of Equity Investees' Share of Losses and Discontinued Operations (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ (79.1)	$ 108.2	$ (162.5)
South Africa
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	(61.5)	(110.9)	(348.7)
Ghana
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	22.9	46.5	(96.9)
Australia
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	178.0	117.9	111.0
Peru
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	(61.4)	109.0	153.4
British Virgin Islands
Income Taxes [Line Items]
Income before tax, impairment of investment in equity investee and share of equity investees' losses	$ (157.1)	$ (54.3)	$ 18.7